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                                   The Bonnel
                                  Growth Fund
                               celebrated its 2nd
                                  birthday on
                                October 17,1996.

If you had invested $10,000 in the Bonnel Growth Fund when we launched it just over two years ago, your investment would be worth more than $17,996 today.

To give your  portfolio  growth  potential,  call for a free  investor's  guide.

                                 1-800-US-FUNDS
                                (1-800-873-8637)

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----------
Past performance does not guarantee future results. Investment returns and principal value will fluctuate. You may have a gain or a loss when you sell shares. For more information, including charges and expenses, call 1-800-4-BONNEL. Please read the prospectus carefully before investing. BONSTU

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                                HAPPY BIRTHDAY,
                                 BONNEL GROWTH
                                     FUND!

                     -------------------------------------
                                    +86.66%
                            CUMULATIVE TOTAL RETURNS
                     -------------------------------------

                     -------------------------------------
                                    +35.43%
                      COMPOUNDED SINCE INCEPTION 10/17/94
                     -------------------------------------

                     AVERAGE ANNUAL RETURNS AS OF 11/08/96

                     -------------------------------------
                                    +28.79%
                                    ONE YEAR
                     -------------------------------------

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----------
Past performance does not guarantee future results. Investment returns and principal value will fluctuate. You may have a gain or a loss when you sell shares. For more information, including charges and expenses, call 1-800-4-BONNEL. Please read the prospectus carefully before investing.